Payroll expenses (Detail) - Payroll expenses [domain member]	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)
Payroll expenses [line items]
Short-term employee benefits	€ 76,023,000	€ 60,195,000	€ 50,714,000
Social security expenses	14,139,000	11,200,000	10,136,000
Expenses defined contribution plans	936,000	926,000	388,000
Other employee expenses	13,900,000	9,572,000	8,631,000
Total	€ 104,998,000	€ 81,893,000	€ 69,869,000
Total registered employees at the end of the period	2,009	1,862	1,432